Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.7%
Boeing Co. (The), 3.25%, 02/01/35 ........ USD 253 $ 213,572
Embraer Netherlands Finance BV, 5.98%,
02/11/35
(a)
...................... 218 223,528
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............... 360 344,804
General Dynamics Corp., 4.95%, 08/15/35 ... 255 255,365
Hexcel Corp., 5.88%, 02/26/35 ........... 98 99,882
Huntington Ingalls Industries, Inc., 5.75%,
01/15/35 ....................... 169 173,705
L3Harris Technologies, Inc., 4.85%, 04/27/35 .. 134 130,808
Leidos, Inc., 5.50%, 03/15/35 ........... 169 170,361
Lockheed Martin Corp.
3.60%, 03/01/35 ................... 169 152,147
5.00%, 08/15/35 ................... 50 49,983
Northrop Grumman Corp., 5.25%, 07/15/35 ... 175 177,858
RTX Corp., 5.40%, 05/01/35 ............ 146 150,119
Textron, Inc., 5.50%, 05/15/35
(a)
.......... 169 171,190
2,313,322
Air Freight & Logistics — 0.6%
FedEx Corp., 3.90%, 02/01/35
(b)
.......... 135 120,616
United Parcel Service, Inc., 5.25%, 05/14/35 .. 420 426,898
547,514
Automobile Components — 0.2%
Magna International, Inc., 5.88%, 06/01/35 ... 135 138,782
Automobiles — 1.1%
General Motors Co.
(a)
5.00%, 04/01/35 ................... 255 241,927
6.25%, 04/15/35 ................... 165 170,551
Honda Motor Co. Ltd., 5.34%, 07/08/35 ..... 335 334,928
Toyota Motor Corp., 5.05%, 06/30/35 ....... 170 170,234
917,640
Banks — 1.5%
Banco Santander SA, 6.03%, 01/17/35 ...... 345 362,886
HSBC Bank USA NA, 5.63%, 08/15/35 ...... 110 113,435
Sumitomo Mitsui Financial Group, Inc., 5.63%,
01/15/35 ....................... 340 353,509
Wachovia Corp., 5.50%, 08/01/35 ......... 258 262,112
Wells Fargo & Co., 5.38%, 02/07/35
(a)
...... 181 188,968
1,280,910
Beverages — 1.8%
Anheuser-Busch InBev Worldwide, Inc., 5.88%,
06/15/35
(a)
...................... 100 107,087
Coca-Cola Femsa SAB de CV, 5.10%, 05/06/35 170 168,816
Diageo Investment Corp.
5.63%, 04/15/35 ................... 255 266,000
7.45%, 04/15/35 ................... 134 158,535
Keurig Dr Pepper, Inc., 5.15%, 05/15/35 ..... 165 164,242
PepsiCo, Inc.
5.00%, 02/07/35 ................... 423 426,899
5.00%, 07/23/35 ................... 230 230,427
1,522,006
Biotechnology — 3.1%
AbbVie, Inc.
4.55%, 03/15/35 ................... 565 545,697
5.20%, 03/15/35 ................... 355 360,719
4.50%, 05/14/35 ................... 840 806,812
Biogen, Inc., 5.75%, 05/15/35 ........... 220 226,015
Gilead Sciences, Inc.
5.10%, 06/15/35
(a)
.................. 331 333,169
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.60%, 09/01/35 ................... USD 351 $ 339,098
2,611,510
Broadline Retail — 0.5%
Alibaba Group Holding Ltd., 5.25%, 05/26/35
(b)
. 385 390,793
Building Products — 0.9%
Amrize Finance US LLC, 5.40%, 04/07/35
(b)
... 335 337,698
CRH America Finance, Inc., 5.50%, 01/09/35 .. 425 434,449
772,147
Capital Markets — 1.5%
Ameriprise Financial, Inc., 5.20%, 04/15/35 ... 282 282,652
Brookfield Asset Management Ltd., 5.80%,
04/24/35 ....................... 265 271,121
Brookfield Finance, Inc., 5.68%, 01/15/35 .... 165 169,243
Lazard Group LLC, 5.63%, 08/01/35 ....... 15 14,989
LPL Holdings, Inc.
5.65%, 03/15/35 ................... 175 175,659
5.75%, 06/15/35 ................... 175 176,918
Nomura Holdings, Inc., 5.49%, 06/29/35 ..... 185 186,509
1,277,091
Chemicals — 0.5%
Dow Chemical Co. (The), 5.35%, 03/15/35 ... 139 136,116
LYB International Finance III LLC, 6.15%,
05/15/35 ....................... 170 174,323
Nutrien Ltd., 4.13%, 03/15/35 ........... 150 135,895
446,334
Commercial Services & Supplies — 1.8%
J Paul Getty Trust (The), 4.91%, 04/01/35 .... 170 170,817
RELX Capital, Inc., 5.25%, 03/27/35 ....... 253 257,657
Republic Services, Inc., 5.15%, 03/15/35 .... 235 238,253
Rollins, Inc., 5.25%, 02/24/35 ........... 166 165,915
Waste Connections, Inc., 5.25%, 09/01/35
(a)
... 170 172,285
Waste Management, Inc., 4.95%, 03/15/35 ... 502 501,024
1,505,951
Communications Equipment — 0.9%
Cisco Systems, Inc., 5.10%, 02/24/35 ...... 418 424,714
Motorola Solutions, Inc., 5.55%, 08/15/35 .... 305 311,164
735,878
Consumer Finance — 1.8%
American Honda Finance Corp., 5.20%, 03/05/35 170 169,632
Ford Motor Credit Co. LLC, 6.50%, 02/07/35
(a)
. 420 418,780
General Motors Financial Co., Inc.
5.90%, 01/07/35
(a)
.................. 333 336,146
6.15%, 07/15/35 ................... 255 261,438
Toyota Motor Credit Corp., 5.35%, 01/09/35 ... 285 291,689
1,477,685
Consumer Staples Distribution & Retail — 1.9%
Sysco Corp.
5.40%, 03/23/35 ................... 186 188,557
5.38%, 09/21/35
(a)
.................. 135 135,992
Target Corp., 5.00%, 04/15/35
(a)
.......... 335 334,312
Walmart, Inc.
4.90%, 04/28/35 ................... 505 508,607
5.25%, 09/01/35 ................... 449 465,940
1,633,408
Containers & Packaging — 0.8%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35
(b)
...................... 255 259,560
International Paper Co., 5.00%, 09/15/35 .... 139 137,225

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Smurfit Westrock Financing DAC, 5.42%,
01/15/35 ....................... USD 285 $ 289,498
686,283
Diversified Consumer Services — 0.7%
Leland Stanford Junior University (The), 4.68%,
03/01/35
(a)
...................... 105 103,843
Northwestern University, 4.94%, 12/01/35 .... 165 165,925
President & Fellows of Harvard College, 4.61%,
02/15/35 ....................... 257 253,240
Trustees of Columbia University in the City of
New York (The), Series 2024, 4.36%, 10/01/35 105 100,068
623,076
Diversified REITs — 0.5%
Safehold GL Holdings LLC, 5.65%, 01/15/35 .. 135 134,940
VICI Properties LP, 5.63%, 04/01/35 ....... 300 301,845
436,785
Diversified Telecommunication Services — 3.4%
AT&T, Inc.
4.50%, 05/15/35 ................... 840 797,487
5.38%, 08/15/35
(a)
.................. 420 425,337
Verizon Communications, Inc.
4.78%, 02/15/35 ................... 735 712,463
5.25%, 04/02/35 ................... 760 761,514
5.85%, 09/15/35
(a)
.................. 140 147,245
2,844,046
Electric Utilities — 8.8%
AEP Transmission Co. LLC, 5.38%, 06/15/35 .. 145 147,389
Alabama Power Co., 5.10%, 04/02/35 ...... 165 165,880
Baltimore Gas & Electric Co., 5.45%, 06/01/35 . 235 240,976
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 .................. 169 168,064
Dominion Energy South Carolina, Inc., Series
2025, 5.30%, 01/15/35 .............. 170 173,225
DTE Electric Co., 5.25%, 05/15/35 ........ 170 172,739
Duke Energy Carolinas LLC, 5.25%, 03/15/35 . 234 238,643
Duke Energy Indiana LLC, 6.12%, 10/15/35 ... 120 127,465
Duke Energy Ohio, Inc., 5.30%, 06/15/35 .... 120 121,496
Duke Energy Progress LLC, 5.05%, 03/15/35 .. 285 285,259
El Paso Electric Co., 6.00%, 05/15/35 ...... 113 115,915
Entergy Texas, Inc., 5.25%, 04/15/35 ....... 169 170,725
Evergy Kansas Central, Inc., 5.25%, 03/15/35 . 100 100,660
Exelon Corp.
4.95%, 06/15/35 ................... 105 101,678
5.63%, 06/15/35 ................... 165 168,900
FirstEnergy Transmission LLC, 5.00%, 01/15/35 135 133,432
Florida Power & Light Co., 4.95%, 06/01/35 ... 100 99,562
Georgia Power Co., 5.20%, 03/15/35 ....... 230 232,604
Interstate Power and Light Co., 5.60%, 06/29/35 205 210,529
Jersey Central Power & Light Co., 5.10%,
01/15/35 ....................... 237 236,000
MidAmerican Energy Co., 5.75%, 11/01/35 ... 85 89,613
National Grid USA, 5.80%, 04/01/35 ....... 105 106,759
NextEra Energy Capital Holdings, Inc., 5.45%,
03/15/35 ....................... 330 335,873
Northern States Power Co., 5.05%, 05/15/35 .. 200 200,995
NSTAR Electric Co., 5.20%, 03/01/35 ...... 137 138,175
Oncor Electric Delivery Co. LLC, 5.35%,
04/01/35
(b)
...................... 220 224,269
Pacific Gas & Electric Co.
5.70%, 03/01/35 ................... 339 340,171
6.00%, 08/15/35 ................... 285 290,358
PacifiCorp, 5.25%, 06/15/35 ............ 120 118,964
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Public Service Co. of Oklahoma, 5.20%,
01/15/35 ....................... USD 200 $ 199,418
Public Service Electric & Gas Co., Series Q,
5.05%, 03/01/35 .................. 139 139,922
Southern California Edison Co.
5.45%, 03/01/35 ................... 283 281,832
Series 04-G, 5.75%, 04/01/35 .......... 120 121,937
Series 05-E, 5.35%, 07/15/35 .......... 118 115,341
Southern Co. (The), 4.85%, 03/15/35 ....... 265 258,204
Southwestern Public Service Co., 5.30%,
05/15/35 ....................... 170 170,493
Tampa Electric Co., 5.15%, 03/01/35 ....... 205 205,168
Union Electric Co., 5.25%, 04/15/35 ....... 145 147,150
Virginia Electric & Power Co., 5.15%, 03/15/35 . 205 205,927
Xcel Energy, Inc., 5.60%, 04/15/35 ........ 255 259,499
7,361,209
Electrical Equipment — 0.2%
Emerson Electric Co., 5.00%, 03/15/35 ..... 170 171,471
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., 5.00%, 01/15/35 ......... 252 253,174
Tyco Electronics Group SA, 5.00%, 05/09/35 .. 150 149,986
403,160
Energy Equipment & Services — 0.4%
Halliburton Co., 4.85%, 11/15/35 ......... 334 320,727
Entertainment — 0.4%
Walt Disney Co. (The), 6.40%, 12/15/35 ..... 325 363,687
Financial Services — 2.2%
HA Sustainable Infrastructure Capital, Inc.,
6.75%, 07/15/35 .................. 135 135,957
Mastercard, Inc., 4.55%, 01/15/35 ......... 368 359,314
ORIX Corp., 5.40%, 02/25/35
(a)
.......... 169 171,058
PayPal Holdings, Inc., 5.10%, 04/01/35 ..... 200 200,609
Shell International Finance BV, 4.13%, 05/11/35 80 79,282
Visa, Inc., 4.15%, 12/14/35 ............. 505 477,188
Woodside Finance Ltd., 6.00%, 05/19/35 .... 420 428,951
1,852,359
Food Products — 2.6%
Archer-Daniels-Midland Co., 5.38%, 09/15/35 . 145 150,019
Campbell's Co. (The), 4.75%, 03/23/35 ..... 268 256,177
Conagra Brands, Inc., 5.75%, 08/01/35 ..... 170 170,492
Flowers Foods, Inc., 5.75%, 03/15/35 ...... 165 167,801
General Mills, Inc., 5.25%, 01/30/35 ....... 257 256,852
Hershey Co. (The), 5.10%, 02/24/35 ....... 167 169,134
J M Smucker Co. (The), 4.25%, 03/15/35 .... 218 202,138
JBS USA LUX SARL, 5.95%, 04/20/35
(b)
..... 334 344,625
Kraft Heinz Foods Co.
5.40%, 03/15/35
(a)
.................. 165 164,342
5.00%, 07/15/35 ................... 194 187,631
Mondelez International, Inc., 5.13%, 05/06/35
(a)
135 135,118
2,204,329
Gas Utilities — 0.8%
Atmos Energy Corp., 5.20%, 08/15/35 ...... 170 171,064
National Fuel Gas Co., 5.95%, 03/15/35 ..... 167 170,791
Piedmont Natural Gas Co., Inc., 5.10%, 02/15/35 129 129,268
Southern California Gas Co., 5.45%, 06/15/35 . 200 203,945
675,068
Ground Transportation — 1.3%
Canadian Pacific Railway Co.
5.20%, 03/30/35
(a)
.................. 200 202,013
4.80%, 09/15/35 ................... 100 96,891
CSX Corp., 5.05%, 06/15/35 ............ 200 199,709

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Norfolk Southern Corp., 5.10%, 05/01/35
(a)
... USD 135 $ 135,600
Union Pacific Corp.
3.38%, 02/01/35 ................... 150 132,554
5.10%, 02/20/35
(a)
.................. 337 340,401
1,107,168
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp., 6.50%, 11/15/35
(c)
.... 116 129,064
GE HealthCare Technologies, Inc., 5.50%,
06/15/35 ....................... 285 290,985
Medtronic, Inc., 4.38%, 03/15/35 ......... 648 624,127
Stryker Corp., 5.20%, 02/10/35 .......... 353 358,571
Zimmer Biomet Holdings, Inc., 5.50%, 02/19/35 200 204,645
1,607,392
Health Care Providers & Services — 3.5%
Cencora, Inc., 5.15%, 02/15/35 .......... 232 232,408
CVS Health Corp., 4.88%, 07/20/35 ........ 222 211,936
Elevance Health, Inc., 5.20%, 02/15/35 ..... 411 410,617
HCA, Inc., 5.75%, 03/01/35 ............. 505 517,476
Humana, Inc., 5.55%, 05/01/35 .......... 245 245,673
McKesson Corp., 5.25%, 05/30/35 ........ 235 237,485
Orlando Health Obligated Group, 5.48%,
10/01/35 ....................... 119 122,290
Sutter Health, Series 2025, 5.54%, 08/15/35 .. 265 272,504
UnitedHealth Group, Inc.
5.30%, 06/15/35 ................... 335 338,752
4.63%, 07/15/35 ................... 334 320,657
2,909,798
Health Care REITs — 1.1%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35 ................... 169 161,551
5.50%, 10/01/35 ................... 186 187,004
Healthpeak OP LLC, 5.38%, 02/15/35 ...... 169 170,521
Ventas Realty LP, 5.00%, 01/15/35 ........ 187 183,190
Welltower OP LLC, 5.13%, 07/01/35 ....... 220 219,231
921,497
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts LP, 5.50%, 04/15/35 ... 231 227,736
Hotels, Restaurants & Leisure — 1.7%
Expedia Group, Inc., 5.40%, 02/15/35 ...... 337 339,270
Marriott International, Inc., 5.35%, 03/15/35 ... 336 337,028
McDonald's Corp.
4.95%, 03/03/35
(a)
.................. 300 298,839
4.70%, 12/09/35 ................... 255 247,863
Starbucks Corp., 5.40%, 05/15/35
(a)
........ 165 167,889
1,390,889
Household Durables — 0.8%
DR Horton, Inc., 5.50%, 10/15/35 ......... 233 236,269
Meritage Homes Corp., 5.65%, 03/15/35 ..... 170 169,447
PulteGroup, Inc., 6.00%, 02/15/35 ......... 100 104,153
Toll Brothers Finance Corp., 5.60%, 06/15/35 .. 170 170,607
680,476
Household Products — 0.2%
Procter & Gamble Co. (The), 4.60%, 05/01/35
(a)
185 183,867
Industrial Conglomerates — 0.8%
3M Co., 5.15%, 03/15/35 .............. 185 186,499
Honeywell International, Inc., 5.00%, 03/01/35 . 484 483,819
670,318
Industrial REITs — 0.6%
Prologis LP
5.00%, 01/31/35 ................... 237 236,099
Security
Par (000)
Par (000) Value
Industrial REITs (continued)
5.25%, 05/15/35 ................... USD 255 $ 258,248
494,347
Insurance — 4.3%
Allstate Corp. (The), 5.55%, 05/09/35 ...... 186 192,072
American International Group, Inc.
3.88%, 01/15/35 ................... 160 146,127
5.45%, 05/07/35 ................... 220 224,682
American National Group, Inc., 6.00%, 07/15/35 235 236,279
Arthur J Gallagher & Co., 5.15%, 02/15/35 ... 511 507,880
Brown & Brown, Inc., 5.55%, 06/23/35 ...... 335 338,687
Fairfax Financial Holdings Ltd., 5.75%,
05/20/35
(b)
...................... 165 166,391
Loews Corp., 6.00%, 02/01/35 ........... 115 124,040
Marsh & McLennan Cos., Inc., 5.00%, 03/15/35 675 673,868
MetLife, Inc., 5.70%, 06/15/35 ........... 339 355,637
Prudential Financial, Inc., 5.20%, 03/14/35 ... 255 256,684
RenaissanceRe Holdings Ltd., 5.80%, 04/01/35 170 174,741
Selective Insurance Group, Inc., 5.90%, 04/15/35 140 142,476
Travelers Cos., Inc. (The), 5.05%, 07/24/35 ... 120 120,368
3,659,932
Interactive Media & Services — 0.5%
Alphabet, Inc., 4.50%, 05/15/35 .......... 420 412,253
IT Services — 0.6%
(a)
Booz Allen Hamilton, Inc., 5.95%, 04/15/35 ... 230 235,218
International Business Machines Corp., 5.20%,
02/10/35 ....................... 302 305,062
540,280
Machinery — 2.2%
Caterpillar, Inc.
5.20%, 05/15/35 ................... 570 580,881
5.30%, 09/15/35 ................... 115 118,118
Cummins, Inc., 5.30%, 05/09/35 .......... 335 339,221
Deere & Co., 5.45%, 01/16/35 ........... 420 435,770
Dover Corp., 5.38%, 10/15/35 ........... 85 87,579
Westinghouse Air Brake Technologies Corp.,
5.50%, 05/29/35 .................. 250 254,617
1,816,186
Media — 2.1%
Charter Communications Operating LLC, 6.38%,
10/23/35 ....................... 674 698,100
Comcast Corp.
5.30%, 05/15/35 ................... 285 288,395
5.65%, 06/15/35 ................... 255 264,954
4.40%, 08/15/35 ................... 266 250,820
6.50%, 11/15/35 ................... 207 228,466
1,730,735
Metals & Mining — 2.9%
Barrick Mining Corp., 6.45%, 10/15/35 ...... 85 92,559
BHP Billiton Finance USA Ltd., 5.30%, 02/21/35 419 428,029
Gerdau Trade, Inc., 5.75%, 06/09/35 ....... 220 221,725
Newmont Corp., 5.88%, 04/01/35 ......... 192 203,860
Nucor Corp., 5.10%, 06/01/35 ........... 170 170,266
Rio Tinto Alcan, Inc., 5.75%, 06/01/35 ...... 100 105,568
Rio Tinto Finance USA plc, 5.25%, 03/14/35
(a)
. 590 598,568
Southern Copper Corp., 7.50%, 07/27/35 .... 337 389,469
Steel Dynamics, Inc., 5.25%, 05/15/35 ...... 205 204,920
2,414,964
Multi-Utilities — 2.7%
Ameren Corp., 5.38%, 03/15/35 .......... 272 273,852
Black Hills Corp., 6.00%, 01/15/35 ........ 153 158,985
Consolidated Edison Co. of New York, Inc.
Series 05-A, 5.30%, 03/01/35 .......... 120 122,005

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
5.13%, 03/15/35
(a)
.................. USD 152 $ 153,331
Consumers Energy Co., 5.05%, 05/15/35 .... 210 210,715
Dominion Energy, Inc.
5.45%, 03/15/35 ................... 235 236,885
Series B, 5.95%, 06/15/35 ............. 165 173,048
NiSource, Inc., 5.35%, 07/15/35 .......... 300 301,145
Public Service Enterprise Group, Inc., 5.40%,
03/15/35 ....................... 136 137,874
Puget Energy, Inc., 5.73%, 03/15/35 ....... 180 180,543
San Diego Gas & Electric Co., 5.40%, 04/15/35 285 290,718
2,239,101
Office REITs — 0.3%
Boston Properties LP, 5.75%, 01/15/35
(a)
..... 285 286,593
Oil, Gas & Consumable Fuels — 9.3%
APA Corp., 6.10%, 02/15/35
(b)
........... 115 112,897
Canadian Natural Resources Ltd., 5.85%,
02/01/35 ....................... 118 119,944
Cheniere Energy Partners LP, 5.55%, 10/30/35
(b)
335 336,699
Chevron USA, Inc., 4.98%, 04/15/35 ....... 252 253,928
ConocoPhillips Co., 5.00%, 01/15/35 ....... 420 417,357
Coterra Energy, Inc., 5.40%, 02/15/35 ...... 252 248,500
Diamondback Energy, Inc., 5.55%, 04/01/35 .. 405 407,812
Eastern Energy Gas Holdings LLC, 5.80%,
01/15/35 ....................... 234 242,853
Enbridge, Inc., 5.55%, 06/20/35 .......... 305 307,943
Energy Transfer LP
4.90%, 03/15/35 ................... 165 157,753
5.70%, 04/01/35 ................... 424 430,098
Enterprise Products Operating LLC, 4.95%,
02/15/35
(a)
...................... 370 366,720
EOG Resources, Inc., 3.90%, 04/01/35 ..... 168 152,677
Expand Energy Corp., 5.70%, 01/15/35 ..... 254 257,139
HF Sinclair Corp., 6.25%, 01/15/35 ........ 252 256,545
Kinder Morgan Energy Partners LP, 5.80%,
03/15/35 ....................... 217 222,643
Kinder Morgan, Inc., 5.85%, 06/01/35 ...... 205 211,920
Marathon Petroleum Corp., 5.70%, 03/01/35
(a)
. 302 306,465
MPLX LP, 5.40%, 04/01/35 ............. 335 331,236
ONEOK, Inc., 6.00%, 06/15/35 ........... 135 139,138
Phillips 66 Co., 4.95%, 03/15/35 .......... 199 193,003
Plains All American Pipeline LP, 5.95%, 06/15/35 339 347,980
Shell Finance US, Inc., 4.13%, 05/11/35 ..... 404 380,375
Targa Resources Corp.
5.50%, 02/15/35 ................... 340 339,529
5.55%, 08/15/35 ................... 335 335,531
Viper Energy Partners LLC, 5.70%, 08/01/35 .. 365 362,895
Williams Cos., Inc. (The)
5.60%, 03/15/35 ................... 339 346,448
5.30%, 09/30/35 ................... 250 248,651
7,834,679
Pharmaceuticals — 2.0%
Eli Lilly & Co., 5.10%, 02/12/35 .......... 418 425,057
GlaxoSmithKline Capital, Inc., 4.88%, 04/15/35 . 250 248,037
Johnson & Johnson, 5.00%, 03/01/35 ...... 418 426,237
Takeda US Financing, Inc., 5.20%, 07/07/35 .. 565 563,085
1,662,416
Professional Services — 0.9%
Paychex, Inc., 5.60%, 04/15/35 .......... 405 416,435
TR Finance LLC, 5.50%, 08/15/35 ........ 125 126,241
Verisk Analytics, Inc., 5.25%, 03/15/35 ...... 235 234,966
777,642
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.2%
CBRE Services, Inc., 5.50%, 06/15/35 ...... USD 170 $ 171,716
Residential REITs — 0.9%
American Homes 4 Rent LP, 5.25%, 03/15/35 . 169 167,667
AvalonBay Communities, Inc., 5.00%, 08/01/35 135 133,067
Essex Portfolio LP, 5.38%, 04/01/35 ....... 135 136,581
Invitation Homes Operating Partnership LP,
4.88%, 02/01/35 .................. 172 165,936
Mid-America Apartments LP, 4.95%, 03/01/35 . 120 118,756
722,007
Retail REITs — 1.0%
Agree LP, 5.60%, 06/15/35 ............. 135 137,510
Brixmor Operating Partnership LP, 5.75%,
02/15/35 ....................... 135 138,546
Kimco Realty OP LLC, 4.85%, 03/01/35 ..... 168 164,065
Phillips Edison Grocery Center Operating
Partnership I LP, 4.95%, 01/15/35 ....... 120 116,113
Realty Income Corp., 5.13%, 04/15/35 ...... 205 205,269
Regency Centers LP, 5.10%, 01/15/35 ...... 106 105,864
867,367
Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials, Inc., 5.10%, 10/01/35 ..... 165 168,876
Broadcom, Inc.
5.20%, 07/15/35 ................... 840 843,997
3.14%, 11/15/35
(b)
.................. 1,095 919,882
Marvell Technology, Inc., 5.45%, 07/15/35
(a)
... 170 171,449
Micron Technology, Inc.
5.80%, 01/15/35 ................... 334 342,460
6.05%, 11/01/35 ................... 420 437,449
QUALCOMM, Inc.
4.65%, 05/20/35 ................... 334 329,709
5.00%, 05/20/35 ................... 200 200,259
Texas Instruments, Inc., 5.10%, 05/23/35
(a)
... 220 222,952
3,637,033
Software — 3.4%
Adobe, Inc., 5.30%, 01/17/35 ............ 165 171,673
Autodesk, Inc., 5.30%, 06/15/35 .......... 170 172,232
Microsoft Corp.
(a)
3.50%, 02/12/35 ................... 503 467,212
4.20%, 11/03/35 ................... 241 237,296
Oracle Corp.
3.90%, 05/15/35 ................... 423 379,225
5.50%, 08/03/35 ................... 589 597,113
Synopsys, Inc., 5.15%, 04/01/35 .......... 805 807,368
2,832,119
Specialized REITs — 0.9%
American Tower Corp.
5.40%, 01/31/35 ................... 200 203,472
5.35%, 03/15/35 ................... 120 121,851
Extra Space Storage LP
5.35%, 01/15/35 ................... 139 139,380
5.40%, 06/15/35 ................... 165 165,011
Public Storage Operating Co., 5.00%, 07/01/35 135 133,468
763,182
Specialty Retail — 0.3%
AutoNation, Inc., 5.89%, 03/15/35 ......... 168 170,090
Lowe's Cos., Inc., 5.50%, 10/15/35 ........ 116 118,931
289,021
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc., 4.75%, 05/12/35 ............ 335 337,331
Dell International LLC
4.85%, 02/01/35 ................... 270 260,839
5.50%, 04/01/35
(a)
.................. 335 338,971

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co., 6.20%,
10/15/35
(a)(c)
..................... USD 254 $ 267,894
HP, Inc., 6.10%, 04/25/35
(a)
............. 170 176,003
NetApp, Inc., 5.70%, 03/17/35 ........... 210 214,727
1,595,765
Textiles, Apparel & Luxury Goods — 0.3%
Tapestry, Inc., 5.50%, 03/11/35 .......... 251 252,076
Tobacco — 1.2%
Altria Group, Inc., 5.63%, 02/06/35 ........ 178 180,996
BAT Capital Corp., 5.63%, 08/15/35 ....... 335 340,311
Philip Morris International, Inc., 4.88%, 04/30/35 200 195,949
Reynolds American, Inc., 5.70%, 08/15/35 .... 256 260,904
978,160
Trading Companies & Distributors — 0.2%
GATX Corp., 5.50%, 06/15/35 ........... 169 170,832
Water Utilities — 0.3%
American Water Capital Corp., 5.25%, 03/01/35 269 271,824
Wireless Telecommunication Services — 1.2%
America Movil SAB de CV, 6.38%, 03/01/35 ... 334 362,614
T-Mobile USA, Inc.
4.70%, 01/15/35
(a)
.................. 300 289,817
5.30%, 05/15/35 ................... 335 337,321
989,752
Total Long-Term Investments — 98.2%
(Cost: $82,030,548) ............................... 82,622,294
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.9%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.44%
(f)
................... 7,108,204 $ 7,111,047
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.30% .................... 346,328 346,328
Total Short-Term Securities — 8.9%
(Cost: $7,457,375) ............................... 7,457,375
Total Investments — 107.1%
(Cost: $89,487,923 ) ............................... 90,079,669
Liabilities in Excess of Other Assets — (7.1)% ............. (5,996,866)
Net Assets — 100.0% ...............................
$ 84,082,803
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/25/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 7,111,047
(b)
$ — $ — $ — $ 7,111,047 7,108,204 $ 2,711
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares — 346,328
(b)
— — — 346,328 346,328 2,669 —
$ — $ — $ 7,457,375 $ 5,380 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 82,622,294 $ — $ 82,622,294
Short-Term Securities
Money Market Funds ...................................... 7,457,375 — — 7,457,375
$ 7,457,375 $ 82,622,294 $ — $ 90,079,669
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust